Net Finance Costs (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Finance Income Expense [Abstract]
Disclosure Of Finance Income Expense Explanatory
This caption includes the following:

In thousands of soles	2024	2023	2022
Finance income
Interest income under the effective interest	328	186	150
Cash flow hedges settlement - Swaps	3,285	—	—
Interest on term deposits	12,399	8,747	6,734
Exchange difference (a)	—	75,852	—
Interest income on other investments	8,358	8,030	—
Others	440	163	26

	24,810	92,978	6,910

In thousands of soles	Note	2024	2023	2022
Finance cost
Financial liabilities measured at amortized cost – interest expense (c)		471,248	522,258	196,673
Interest from leases liabilities		12,855	13,465	11,824
Exchange difference (a)		41,709	—	57,771
Cash flow hedges - reclassified from OCI for costs of hedging reserve		34,482	86,135	28,097
Change in fair value of contingent consideration (d)		2,492	2,011	6,692
Financial assets at FVTPL – net change in fair value: Derivate assets mandatorily measured at FVTPL		7,714	9,813	4,377
Extinguishment of debt	15.a	5,595	62,193	—
Financial debt prepayment penalty	15.a	—	53,285	9
Unwind of derivative financial instruments measured at FVOCI		7,550	—	—
Cash flow hedges settlement - Swaps		3,781	—	—
Others (b)		46,167	34,622	7,258

		633,593	783,782	312,701

(a)
In 2024, the net exchange difference includes an effect for S/ 9,249 thousand (S/ 32,100 thousand and S/ 53,400 thousand in 2023 and 2022, respectively) for the cash flow hedges reclassified from OCI (note 8.A).

(b)	For years 2024, 2023 and 2022, this includes mainly cost of factoring for S/ 19,132 thousand, S/ 14,465 thousand and S/ 5,191 thousand, respectively.
(c)	For years 2024, 2023 and 2022, this includes S/ 256 thousand, S/ 339 thousand and S/ 304 thousand related to government grants of interest expenses (note 3.O), respectively.

Reconciliation Of Changes In Contingent Liabilities Recognised In Business Combination Explanatory
(d)	The movement of contingent consideration is the following:

In thousands of soles	2024	2023	2022
Balances as of January 1,	64,008	69,470	848
Acquired through business combination	—	—	79,461
Reversal	—	(4,095)	—
Change in fair value of contingent consideration	2,492	2,011	6,692
Payment of contingent consideration	(47,174)	(36,143)	(397)
Transfer to Account payables to former shareholder, Note 17 (d)	(17,178)	—	—
Change in fair value of contingent consideration	—	20,927	—
Exchange difference	(2,148)	11,838	(17,134)

Balances as of December 31	—	64,008	69,470